Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT U S GOVERNMENT SECURITIES FUND INC
Entity Central Index Key	0000809981
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000032004
Shareholder Report [Line Items]
Fund Name	Sit U.S. Government Securities Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 212,110,065
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 450,915
InvestmentCompanyPortfolioTurnover	25.55%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.
C000217198
Shareholder Report [Line Items]
Fund Name	Sit U.S. Government Securities Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 212,110,065
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 450,915
InvestmentCompanyPortfolioTurnover	25.55%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.